ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016
Schedule of activity related to the allowance for doubtful accounts

        Activity related to the allowance for doubtful accounts for the year ended December 31, 2016:

	Balance at Beginning of Period	Provision for Bad Debt	Deductions/ Write-Offs and Other Charges	Balance at End of Period
Allowance for doubtful accounts	$1,051	$53,249	$(42,623)	$11,677

Cablevision Systems Corporation And Subsidiaries
Schedule of activity related to the allowance for doubtful accounts

	Balance at Beginning of Period	Provision for Bad Debt	Deductions/ Write- Offs and Other Charges	Balance at End of Period
Period from January 1, 2016 through June 20, 2016
Allowance for doubtful accounts	$6,039	$13,240	$(12,378)	$6,901

Year Ended December 31, 2015
Allowance for doubtful accounts	$12,112	$35,802	$(41,875)	$6,039

Year Ended December 31, 2014
Allowance for doubtful accounts	$14,614	$47,611	$(50,113)	$12,112